Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adjustable Rate Securities Trust
Entity Central Index Key	0000771524
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000215087
Shareholder Report [Line Items]
Fund Name	Federated Hermes Adjustable Rate Fund
Class Name	Institutional Shares
Trading Symbol	FEUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Adjustable Rate Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 391,071,286
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$391,071,286 Number of Investments216 Portfolio Turnover14% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)12%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Adjustable Rate Mortgage Securities	0.9%
U.S. Treasury Securities	1.8%
U.S. Government Agency Commercial Mortgage-Backed Securities	3.8%
Cash Equivalents	3.9%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Collateralized Mortgage Obligations	83.0%

Material Fund Change [Text Block]
C000024691
Shareholder Report [Line Items]
Fund Name	Federated Hermes Adjustable Rate Fund
Class Name	Class A Shares
Trading Symbol	FEUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Adjustable Rate Fund (the "Fund") for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 391,071,286
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$391,071,286 Number of Investments216 Portfolio Turnover14% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)12%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Adjustable Rate Mortgage Securities	0.9%
U.S. Treasury Securities	1.8%
U.S. Government Agency Commercial Mortgage-Backed Securities	3.8%
Cash Equivalents	3.9%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Collateralized Mortgage Obligations	83.0%

Material Fund Change [Text Block]